Leases - Future minimum lease payments under non-cancellable (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancellable leases
2020	$ 1,462,045		$ 2,325,562
2021	801,800		1,360,130
2022	130,332		752,532
2023	134,054		124,068
2024	137,888		127,790
Thereafter	11,518		142,618
Total	$ 2,677,637	$ 1,578,821	$ 4,832,700